Capital Stock (Details 7) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure Of Capital Stock [Abstract]
Net income before discontinued operations	$ 11,496,693	$ 3,624,323	[1]	$ 1,668,429
Net income from discontinued operations, net of tax	31,924,191	23,358,318	[1]
Net income	$ 43,420,884	$ 26,982,641	[1]	$ 1,668,429
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average shares outstanding for basic (loss) earnings per share	15,636,853	15,002,005		13,461,609
Effects of dilution from:
Stock options	1,601,227	1,372,427		2,244,186
Warrants	900,000	941,969		59,775
Weighted average shares outstanding for diluted (loss) earnings per share	18,138,080	17,316,401		15,765,570

[1]	Restated